AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 18, 2005

REGISTRATION NOS. 2-95973 AND 811-4236

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

POST-EFFECTIVE AMENDMENT NO. 70	☒

AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

AMENDMENT NO. 71	☒

JPMORGAN TRUST II

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

1111 POLARIS PARKWAY

COLUMBUS, OHIO 43271-1235

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

(800) 480-4111

(REGISTRANT’S TELEPHONE NUMBER)

Avery P. Maher, Esq.

522 Fifth Avenue

New York, NY 10036

(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES TO:

ALAN G. PRIEST, ESQUIRE ROPES & GRAY LLP ONE METRO CENTER 700 12TH STREET, N.W., SUITE 900 WASHINGTON, D.C. 20005-3948	JESSICA K. DITULLIO, ESQUIRE JPMORGAN CHASE & CO 1111 POLARIS PARKWAY COLUMBUS, OHIO 43271-0152

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: IMMEDIATELY UPON EFFECTIVENESS

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

☐	Immediately upon filing pursuant to paragraph (b)

☒	on February 19, 2005 pursuant to paragraph(b)

☐	on 60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

☐	post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant is the successor issuer to One Group Mutual Funds, a Massachusetts business trust (the “Predecessor Registrant”). By filing this Post-Effective Amendment to the currently effective Registration Statement on Form N-1A of the Predecessor Registrant (File No. 333-119380), the Registrant expressly adopts the Registration Statement of the Predecessor Registrant as its own Registration Statement for all purposes of the Securities Act of 1933, as amended, the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, effective on February 19, 2005. The prospectuses (Part A of Form N-1A) and statements of additional information (Part B of Form N-1A) filed on February 17, 2005 as part of Post-Effective Amendment No. 69 (File No. 333-119380) to the Predecessor Registrant’s Registration Statement on Form N-1A, without the EDGAR only supplement filed as part of Post-Effective Amendment No. 69, are hereby incorporated by reference

PART C

Item 23.	Exhibits

(a)(1) Certificate of Trust dated November 12, 2004 filed herewith.

(a)(2) Declaration of Trust dated November 5, 2004 filed herewith.

(b) By-Laws dated November 5, 2004 filed herewith.

(c) Instrument defining rights of shareholders incorporated by reference to Exhibits (a)(2) and (b).

(d)(1)	Amended and Restated Investment Advisory Agreement dated as of August 12, 2004 between Registrant and Banc One Investment Advisors Corporation (to be renamed JPMorgan Investment Advisors Inc. as of February 19, 2005) is incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 68 (filed October 27, 2004) to Registrant’s Registration Statement on Form N-1A.

(d)(2)	Revised Schedule A dated as of September 30, 2004 to the Amended and Restated Investment Advisory Agreement between Registrant and Banc One Investment Advisors Corporation (to be renamed JPMorgan Investment Advisors Inc. as of February 19, 2005) is incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 68 (filed October 27, 2004) to Registrant’s Registration Statement on Form N-1A.

(d)(3)	Amended and Restated Sub-Investment Advisory Agreement dated as of August 18, 2004 between Banc One Investment Advisors Corporation (to be renamed JPMorgan Investment Advisors Inc. as of February 19, 2005) and Banc One High Yield Partners, LLC (to be renamed JPMorgan High Yield Partners LLC as of February 19, 2005) with respect to the High Yield Bond Fund is incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 68 (filed October 27, 2004) to Registrant’s Registration Statement on Form N-1A.

(d)(4)	Amended and Restated Sub-Investment Advisory Agreement, dated as of August 18, 2004 between Banc One Investment Advisors Corporation (to be renamed JPMorgan Investment Advisors Inc. as of February 19, 2005) and Banc One High Yield Partners, LLC (to be renamed JPMorgan High Yield Partners LLC as of February 19, 2005) with respect to Income Bond Fund is incorporated by reference to Exhibit (d)(4) to Post-Effective Amendment No. 68 (filed October 27, 2004) to Registrant’s Registration Statement on Form N-1A.

(d)(5)	Investment Advisory Agreement dated as of September 30, 2004 by and between Registrant and Security Capital Research and Management Incorporated with respect to the U. S. Real Estate Fund is incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 68 (filed October 27, 2004) to Registrant’s Registration Statement on Form N-1A.

(d)(6)	Investment Advisory Agreement made as of August 12, 2004 between Registrant and J.P. Morgan Investment Management Inc. with respect to International Equity Index Fund is incorporated by reference to Exhibit (d)(6) to Post-Effective Amendment No. 68 (filed October 27, 2004) to Registrant’s Registration Statement on Form N-1A.

(e)(1)	Form of Amended and Restated Distribution Agreement between Registrant and JPMorgan Distribution Services, Inc., effective February 19, 2005, is incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 69 (filed February 17, 2005) to Registrant’s Registration Statement on Form N-1A.

(f)	Amended and Restated Deferred Compensation Plan for Trustees of One Group Mutual Funds and One Group Investment Trust is incorporated by reference to Exhibit (f) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant’s Registration Statement on Form N-1A.

(g)(1)	Form of Global Custody and Fund Accounting Agreement dated February 19, 2005 is incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 69 (filed February 17, 2005) to Registrant’s Registration Statement on Form N-1A.

(h)(1)	Form of Administration Agreement between Registrant and JPMorgan Funds Management, Inc., effective February 19, 2005, is incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 69 (filed February 17, 2005) to Registrant’s Registration Statement on Form N-1A.

(h)(2)	Form of Transfer Agent Agreement between Registrant and Boston Financial Data Services, Inc., effective February 19, 2005, is incorporated by reference to Exhibit 13(m) to Registrant’s Registration Statement on Form N-14 (filed September 30, 2004).

(h)(3)	Form of Shareholder Servicing Agreement effective as of February 19, 2005 between Registrant and JPMorgan Distribution Services, Inc. is incorporated by reference to Exhibit (h)(72) to Post-Effective Amendment No. 69 (filed February 17, 2005) to Registrant’s Registration Statement on Form N-1A.

(h)(4)	Securities Lending Agreement between Registrant and JPMorgan Chase Bank effective as of October 18, 2004 as to certain Funds of the Registrant and December 6, 2004 as to the remaining Funds of the Registrant is incorporated by reference to Exhibit (h)(94) to Post-Effective Amendment No. 68 (filed October 27, 2004) to Registrant’s Registration Statement on Form N-1A.

(h)(5)	Form of Indemnification Agreement dated , 200 , is incorporated by reference to Exhibit 13(yyyy) to the Registrant’s Registration Statement on Form N-14 (filed September 30, 2004).

(i)	Opinion and consent of counsel is filed herewith.

(j)(1)	Consent of PricewaterhouseCoopers LLP is incorporated by reference to Exhibit (j)(1) to Post-Effective Amendment No. 69 (filed February 17, 2005) to Registrant’s Registration Statement on Form N-1A.

(j)(2)	Consent of Ropes & Gray LLP is incorporated by reference to Exhibit (j)(2) to Post-Effective Amendment No. 69 (filed February 17, 2005) to Registrant’s Registration Statement on Form N-1A.

(j)(3)	Consent of KPMG LLP is incorporated by reference to Exhibit (j)(3) to Post-Effective Amendment No. 69 (filed February 17, 2005) to Registrant’s Registration Statement on Form N-1A.

(k)	None

(l)	Purchase Agreement dated July 18, 1985, between Registrant and Physicians Insurance Company of Ohio is incorporated by reference to Exhibit (13) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant’s Registration Statement on Form N-1A.

(m)(1)	Combined Amended and Restated Distribution Plan effective February 19, 2005 is incorporated by reference to Exhibit (m)(6) to Post-Effective Amendment No. 69 (filed February 17, 2005) to Registrant’s Registration Statement on Form N-1A.

(n)(1)	Multiple Class Plan for JPMorgan Trust II effective February 19, 2005 is incorporated by reference to Exhibit (n)(2) to Post-Effective Amendment No. 69 (filed February 17, 2005) to Registrant’s Registration Statement on Form N-1A.

(p)(1)	Code of Ethics for the One Group Mutual Funds and other related funds is incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 68 (filed December 16, 2004) to the Registrant’s Registration Statement on Form N-1A.

(p)(2)	Code of Ethics of Banc One Investment Advisors Corporation (to be renamed JPMorgan Investment Advisors Inc. as of February 19, 2005), BancOne High Yield Partners (to be renamed JPMorgan High Yield Partners LLC as of February 19, 2005) LLC, J.P. Morgan Investment Management Inc. and Security Capital Research and Management Incorporated is incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 68 (filed December 16, 2004) to the Registrant’s Registration Statement on Form N-1A.

(p)(3)	Code of Ethics for One Group Dealer Services (to be renamed JPMorgan Distribution Services, Inc. as of February 19, 2005) is incorporated by reference to Exhibit (p)(3) to Post-Effective Amendment No. 68 (filed December 16, 2004) to the Registrant’s Registration Statement on Form N-1A.

Item 24.	Persons Controlled by or under Common Control with Registrant

As of the effective date of this Registration Statement there are no persons controlled or under common control with the Registrant.

Item 25.	Indemnification.

Reference is made to Section 3 and Section 5 of Registrant’s Declaration of Trust and Section 1.10 of Registrant’s Distribution Agreement.

The Registrant’s Declaration of Trust states that every person who is, has been, or becomes a Trustee or officer of the Trust or is or has been a trustee or director of a Predecessor Entity shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer of the Trust or a trustee or director of a Predecessor Entity and against amounts paid or incurred by him or her in the settlement thereof.

The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee, officer or agent of the Trust or a trustee or director of a predecessor entity in connection with any proceeding in which he or she may become involved by virtue of his or her capacity or former capacity as a Trustee, officer or agent of the Trust or a trustee or director of a Predecessor Entity.

The Trust agrees to indemnify, defend and hold the Distributor, its several directors, officers and employees, and any person who controls the Distributor within the meaning of Section 15 of the Securities Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any reasonable counsel fees incurred in connection therewith) which the Distributor, its directors, officers and employees, or any such controlling person may incur under the Securities Act or under common law or otherwise arising out of or based upon

(i) any untrue statement, or alleged untrue statement, of a material fact contained in any registration statement or any prospectus, (ii) any omission, or alleged omission, to state a material fact, required to be stated in either any registration statement or any prospectus, or necessary to make the statements in either thereof not misleading, or (iii) any Trust advertisement or sales literature that is not in compliance with applicable laws, rules or regulations (including, but not limited to the Conduct Rules of the National Association of Securities Dealers, Inc.). However, the Trust’s agreement to indemnify the Distributor, its directors, officers or employees, and any such controlling person, shall not be deemed to cover any claims, demands, liabilities or expenses arising out of any statements or representations as are contained in any prospectus, advertisement or sales literature and in such financial and other statements as are furnished in writing to the Trust by the Distributor and used in the answers to the registration statement or in the corresponding statements made in the prospectus, advertisement or sales literature, or arising out of or based upon any omission or alleged omission to state a material fact in connection with the giving of such information required to be stated in such answers or necessary to make the answers not misleading. Further, the Trust’s agreement to indemnify Distributor and the Trust’s representations and warranties set forth in the Distribution Agreement shall not be deemed to cover any liability to the Trust or its Shareholders to which Distributor would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of Distributor’s reckless disregard of its obligations and duties under the Distribution Agreement.

Item 26.	Business and Other Connections of Investment Advisers

JPMorgan Investment Advisors Inc. (“JPMorgan Investment Advisors”) (until February 19, 2005, Banc One Investment Advisors) performs investment advisory services for all of the Funds of One Group, except the U. S. Real Estate Fund and the International Equity Index Fund. JPMorgan High Yield Partners LLC (until February 19, 2005, Banc One High Yield Partners, LLC) provides investment advisory services for the High Yield Bond Fund and Core Plus Bond Fund. Security Capital Research & Management Incorporated will provide investment advisory services for the U. S. Real Estate Fund. Effective February 19, 2005, J.P. Morgan Investment Management Inc. will serve as advisor to the International Equity Index Fund.

JPMorgan Investment Advisors, JPMorgan High Yield Partners LLC, Security Capital Research & Management Incorporated, and J.P. Morgan Investment Management Inc. are indirect wholly owned subsidiaries of JPMorgan Chase & Co., a bank holding company incorporated in the state of Delaware.

To the knowledge of Registrant, none of the directors or officers of JPMorgan Investment Advisors, Security Capital Research & Management Incorporated, JPMorgan High Yield Partners LLC and J.P. Morgan Investment Management Inc. except as set forth or incorporated herein, is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names and principal businesses of the directors of JPMorgan Investment Advisors who are engaged in any other business, profession, vocation or employment of a substantial nature.

JPMorgan Investment Advisors

Position with JPMorgan Investment Advisors	Other Substantial Occupation	Type of Business
Evelyn V. Guernsey, Chairperson, President & CEO	President and Managing Director J. P. Morgan Investment Management Inc. 522 Fifth Avenue, New York, NY 10036	Investment
John C. Noel, Treasurer and CFO	None	Investment
Lawrence E. Baumgartner, Director and Senior Managing Director	None	Investment
Gary Madich, Director and Senior Managing Director	None	Investment
William T. Norris, Director	Managing Director, Portfolio Management Group, JPMorgan Investment Advisors, 120 South La Salle Street Chicago, IL 60603	Investment
James A Sexton, Director and Senior Managing Director	None	Investment
Richard P. Butler II, Director and Senior Managing Director	None	Investment
Verlin L. Horn, Senior Managing Director	None	Investment

Except as noted above, the principal business address of the principal executive officer and directors of JPMorgan Investment Advisors is 1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211.

Security Capital Research & Management Incorporated (Security Capital)

Position with Security Capital Research & Management Incorporated	Other Substantial Occupation	Type of Business

Anthony R. Manno Jr; Director, President and Managing Director	Director, Security Capital Preferred Growth Incorporated and Bulgarian American Enterprise Fund	Investment

Michael J. Heller Treasurer	None	Investment

Scott E. Richter, Secretary	Senior Associate General Counsel for the Investment Management Group for JPMorgan Chase	Investment

Except as noted above, the principal business address of the officers and director of Security Capital is 10 South Dearborn, Chicago, IL 60603.

JPMorgan High Yield Partners LLC

JPMorgan High Yield Partners LLC (“JPMorgan High Yield Partners”), a limited liability company organized under the laws of Ohio is the Sub-Investment Advisor to the High Yield Bond Fund and the Core Plus Bond Fund. Set forth below are the names and principal businesses of the managers and investment officers of JPMorgan High Yield Partners who are engaged in any other business, profession, vocation or employment of a substantial nature.

Position with JPMorgan High Yield Partners	Other Substantial Occupation	Type of Business
James P. Shanahan, Manager	Pacholder Associates, Inc., Managing Director & General Counsel, 8044 Montgomery Road, Suite #382, Cincinnati, Ohio 45236	Investment

William J. Morgan, Vice President-Portfolio Manager and Manager	Pacholder Associates, Inc., President, 8044 Montgomery Road, Suite #382, Cincinnati, Ohio 45236	Investment

Verlin L. Horn, Manager	JPMorgan Investment Advisors, Chief Financial Officer, 1111 Polaris Parkway, Columbus, Ohio 43271	Investment

Duane Huff, Manager	JPMorgan Investment Advisors, Portfolio Manager, 1111 Polaris Parkway, Columbus, Ohio 43271	Investment

Gary Madich, Chairman and Chief Executive Officer and Manager	JPMorgan Investment Advisors, Senior Vice President and Fixed Income Chief Investment Officer, 1111 Polaris Parkway, Columbus, Ohio 43271	Investment

James E. Gibson, Vice President-Senior Analyst	Pacholder Associates, Inc., Executive Vice President, 8044 Montgomery Road, Suite #382, Cincinnati, Ohio 45236	Investment

John C. Noel, Chief Financial Officer	JPMorgan Investment Advisors, Chief Financial Officer, 1111 Polaris Parkway, Columbus, Ohio 43271	Investment

J.P.Morgan Investment Management Inc.

Position with	Other Substantial Occupation	Type of Business
Mark B. White Director, Managing Director	Head of International Business for JPMorgan Fleming Asset Management	Investment

Evelyn V. Guernsey President, Director, Managing Director	Chairperson, President and CEO, JPMorgan Investment Advisors	Investment

George C.W. Gatch Director, Managing Director	None	Investment

Scth P. Bernstein Global Head of Fixed Income, Managing Director	None	Investment

Lawrence M.Unrein Director, Managing Director	None	Investment

Martin R. Porter Global Head of Equities, Managing Director	None	Investment

Andrew Spencer Chief Investment Officer of U.S. Retail Business, Managing Director	None	Investment

Anthony M. Roberts Head of Legal, Managing Diretor	None	Investment

Francis X. Curley Chief Compliance Officer, Vice President	None	Investment

*	The business address for each officer and director is 522 Fifth Avenue, New York, New York 10036.

The business and other connections of each directors of J.P. Morgan Investment Management Inc. is currently listed in the investment adviser registration on Form ADV for J.P. Morgan investment Management Inc. (File No. 801-21011) and is incorporated by reference herein.

Item 27.	Principal Underwriters

a) JPMorgan Distribution Services, Inc. (named One Group Dealer Services, Inc. through February 19, 2005) acts as distributor for the shares of the Registrant.

(b) The directors and officers of JPMorgan Distribution Services, Inc. are set forth below. The business address of each director or officer is 1111 Polaris Parkway, Columbus, Ohio 43271.

Name	Positions and Offices With JPMorgan Distribution Services, Inc.	Positions With Registrant
David Thorp	President	None
Robert L. Young	Vice President	Senior Vice President
Michael R. Machulski	Director, Vice President and Treasurer	None
Nancy E. Fields	Vice President	Assistant Secretary
Scott E. Richter	Secretary	Secretary and Chief Legal Officer
Jessica K. Ditullio	Assistant Secretary	Assistant Secretary
Charles Wooding	Assistant Treasurer	None

(c) Not applicable.

Item 28.	Location of Accounts and Records

(1)	JPMorgan Investment Advisors Inc., 1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211 (records relating to its functions as Investment Adviser).

(2)	JPMorgan High Yield Partners LLC, 1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211 and 8044 Montgomery Road, Suite #382, Cincinnati, Ohio 45236 (records relating to its functions as Sub-Investment Adviser to the High Yield Bond Fund and the Core Plus Bond Fund).

(3)	Security Capital Research & Management Incorporated, 10 South Dearborn, Chicago, Illinois 60603 (records relating to its functions as Investment Adviser to the U. S. Real Estate Fund).

(4)	J.P. Morgan Investment Management Inc., 522 Fifth Avenue, New York, New York 10036 (records relating to its functions as Investment Adviser to the JPMorgan International Equity Index Fund).

(5)	JPMorgan Distribution Services, Inc. (named One Group Dealer Services, Inc. through February 19, 2005), 1111 Polaris Parkway, Columbus, Ohio 43271 (records relating to its functions as Distributor for all Funds).

(6)	JPMorgan Funds Management, Inc. (named One Group Administrative Services, Inc. through February 19, 2005), 1111 Polaris Parkway, Columbus, Ohio 43271-1235 (records relating to its functions as Administrator for all Funds).

(7)	Boston Financial Data Services, Inc., 2 Heritage Drive, North Quincy, Massachusetts 02171 (records relating to its functions as transfer agent to the Funds).

(8)	JPMorgan Chase Bank, N.A. Three Chase Metro Tech Center, Brooklyn, New York 11245 (records relating to its functions as custodian).

(9)	Ropes & Gray LLP, One Metro Center, 700 12th Street, N.W., Suite 900, Washington, D.C. 20005 (Minute Books).

Item 29.	Management Services

N/A

Item 30.	Undertakings

The Registrant undertakes to call a meeting of Shareholders, at the request of at least 10% of the Registrant’s outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

The Registrant undertakes to furnish to each person to whom a prospectus for a particular fund is delivered a copy of the Registrant’s latest annual report to shareholders relating to that fund upon request and without charge.

SIGNATURE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and State of New York on the 18th day of February, 2005.

JPMORGAN TRUST II

By:	/s/ GEORGE C.W. GATCH
George C.W. Gatch
President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date(s) as indicated.

/s/ WILLIAM J. ARMSTRONG*	/s/ WILLIAM G. MORTON, JR.*
William J. Armstrong	William G. Morton, Jr.
Trustee	Trustee

/s/ ROLAND R. EPPLEY, JR.*	/s/ ROBERT A. ODEN, JR.*
Roland R. Eppley, Jr.	Robert A. Oden, Jr.
Trustee	Trustee

/s/ JOHN F. FINN*	/s/ FERGUS REID, III*
John F. Finn	Fergus Reid, III
Trustee	Trustee and Chairman

/s/ DR. MATTHEW GOLDSTEIN*	/s/ FREDERICK W. RUEBECK*
Dr. Matthew Goldstein	Frederick W. Ruebeck
Trustee	Trustee

/s/ ROBERT J. HIGGINS*	/s/ JAMES J. SCHONBACHLER*
Robert J. Higgins*	James J. Schonbachler
Trustee	Trustee

/s/ PETER C. MARSHALL*	/s/ LEONARD M. SPALDING, JR.*
Peter C. Marshall	Leonard M. Spalding, Jr.
Trustee	Trustee

/s/ MARILYN MCCOY*
Marilyn McCoy
Trustee

*By	/s/ PATRICIA A. MALESKI
Patricia A. Maleski
Attorney-in-Fact

By	/s/ STEPHANIE J. DORSEY	By	/s/ GEORGE C.W. GATCH
	Stephanie J. Dorsey		George C.W. Gatch
	Treasurer		President

JPMORGAN TRUST I

JPMORGAN TRUST II

POWERS OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that each of the undersigned constitutes and appoints George C.W. Gatch, Robert L. Young, Patricia A. Maleski, Stephanie J. Dorsey, Jessica K. Ditullio, Avery P. Maher, Stephen M. Benham, Nancy E. Fields, Elizabeth A. Davin, Alaina V. Metz, Christopher D. Walsh, Stephen M. Ungerman, Suzanne E. Cioffi, Thomas J. Smith and Janet E. Squitieri, and each of them, as his or her true and lawful attorney-in-fact and agent with full power of substitution and resubstitution for such attorney-in-fact in such attorney-in-fact’s name, place and stead, to sign any and all registration statements or other filings made with the Securities and Exchange Commission or any state regulatory agency or authority applicable to the above named Trusts, and any amendments or supplements thereto, and withdrawals thereof, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission or any state regulatory agency or authority, as appropriate, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he or she might or could do in person in his or her capacity as a Trustee or officer of the Trusts, hereby ratifying and confirming all that said attorney-in-fact and agent, or his or her substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

This Powers of Attorney may be signed in one or more counterparts, each of which shall me deemed an original, but all of which together shall constitute one and the same document.

/s/ WILLIAM J. ARMSTRONG	/s/ WILLIAM G. MORTON, JR.
William J. Armstrong	William G. Morton, Jr.

/s/ ROLAND R. EPPLEY, JR.	/s/ ROBERT A. ODEN, JR.
Roland R. Eppley, Jr.	Robert A. Oden, Jr.

/s/ JOHN F. FINN	/s/ FERGUS REID, III
John F. Finn	Fergus Reid, III

/s/ MATTHEW GOLSTEIN	/s/ FREDERICK W. RUEBECK
Dr. Matthew Goldstein	Frederick W. Ruebeck

/s/ ROBERT J. HIGGINS	/s/ JAMES J. SCHONBACHLER
Robert J. Higgins	James J. Schonbachler

/s/ PETER C. MARSHALL	/s/ LEONARD M. SPALDING, JR.
Peter C. Marshall	Leonard M. Spalding, Jr.

/s/ MARILYN MCCOY
Marilyn McCoy
Dated: February 18, 2005

Exhibits

(a)(1)	Certificate of Trust dated November 12, 2004

(a)(2)	Declaration of Trust dated November 5, 2004

(b)	By-Laws dated November 5, 2004

(i)	Opinion and Consent of Counsel